Operating Leases	12 Months Ended
Mar. 31, 2014
Leases, Operating [Abstract]
Operating Leases Of Lessor Disclosure Text Block

6. Leases

The Company had no capital leases as of March 31, 2014 and 2013. The Company has operating leases expiring at various dates through 2025. Operating leases generally provide for early purchase options one year prior to expiration.

The following is a schedule, by year, of minimum operating lease payments due as of March 31, 2014 (in thousands):

Years ending March 31:
2015	$36,759
2016	32,801
2017	28,431
2018	24,221
2019	19,315
2020-2025	33,647
Total minimum payment required	$175,174

Lease expense in fiscal 2014, 2013 and 2012 was $43.9 million, $38.1 million and $38.3 million, respectively.